Restricted cash	12 Months Ended
Dec. 31, 2025
Restricted cash
Restricted cash

19Restricted cash

	As at December 31,
	2024	2025
	RMB’000	RMB’000
Bank deposits held in an escrow bank account (i)	1,026	3,462
Bank deposits frozen for legal proceedings	—	5,020
Marginal deposits frozen for the issuance of bank guarantees	—	39,625
Others	—	6,122
	1,026	54,229

Note:

(i)	The balance represented cash held in an escrow bank account in the PRC with designated usage of settlement with franchisees.